LAND-USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
LAND-USE RIGHTS, NET
LAND-USE RIGHTS, NET
9.	LAND-USE RIGHTS, NET

In March 2021, the Group acquired a land-use right at a total cost of RMB43,188 for approximately 26,615 square meters of land in Shanghai, the PRC for the construction of a new factory. According to the land-use rights policy in the PRC, the Group has a 50-year use right over the land. The Group recorded amortization expenses of nil, RMB718, and RMB864 for the years ended December 31, 2020, 2021 and 2022, respectively.